CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
CONTINGENCIES AND COMMITMENTS [Abstract]
CONTINGENCIES AND COMMITMENTS
21.	CONTINGENCIES AND COMMITMENTS

The Group had the following contingencies and commitments as of December 31, 2012:

Guarantee

On October 13, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Shaolin Auto Co., Ltd, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $32.1 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 3, 2015.

On October 9, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Liantong Aluminum Co. Ltd, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment of approximately of $16.1 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through August 28, 2013.

On November 4, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Xibao Metallurgy Materials Group Co. Ltd, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $48.2 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 31, 2013.

On November 4, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Zhengzhou Panhong Commerce & Trade Co Ltd, a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $16.1 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through October 26, 2013.

On December 6, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Xinye Textile Co., Ltd. (Xinye), a non-related company. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $9.6 million. Guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 5, 2013.

On October 31, 2011, the Company's subsidiary, Henan Green, entered into a financial guarantee agreement with Zhengzhou Aluminum Industry Co., Ltd arranged by China Citic Bank. Under the agreement, Henan Green acting as a guarantor for Zhengzhou Aluminum Industry Co., Ltd. a non-related company. Henan Green is contingent as guarantor with maximum aggregate potential amount of future payment approximately $2.4 million, plus interest accrued, legal fee, disbursement and any other compensation expense accrued. The guarantee is effective through September 7, 2014.

On November 4, 2011, the Company's subsidiary, Henan Green, entered into a financial guarantee agreement with Do-Fluoride Chemicals Co., Ltd, a non-related company. Under the agreement, Do-Fluoride Chemicals Co., Ltd is contingent as a guarantor for Zhengzhou Aluminum Industry Co., Ltd with a maximum aggregate potential amount of future payment approximately of $4.0 million and Henan Green also agreed to guarantee the future payment of Zhengzhou Aluminum Industry Co., Ltd for Do-Fluoride Chemicals Co., Ltd. The guarantee is effective through November 3, 2013.

The Company believes that Zhengzhou Aluminum Industry Co. Ltd. has experienced financial difficulties in 2012 and may not be able to perform on either its payments to the bank or its guarantees. If Zhengzhou Aluminum Industry Co. Ltd is unable to repay its debt or satisfy's it's guarantee, the Company may be required to pay up to $6.4 million related to those debts. No provision has been made in these financial statements for these potential obligations as the Company has not been called upon to date to perform under its guarantee.

Legal proceedings or claims

As of December 31, 2012 the Group's management has evaluated all such proceedings and claims, and determined that the Group was not subject to any loss contingencies either for legal proceedings or claims that would significantly affect the Company's financial condition. In addition, the management has not aware of any product liability claims arising as of December 31, 2012, and therefore, the Group has not recognized any product liability claims accrual.